ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 2 – ORGANIZATION AND NATURE OF BUSINESS

Shuhai Information Technology Co., Ltd. (the “Company” or “Shuhai”) was incorporated in Beijing, People’s Republic of China (“PRC”), on February 11, 2015. The Company is in the business of network security equipment supplier, micro marketing service provider (“ISP”), Internet access operator and big data integration operator.